LIABILITIES AND DEBT - Convertible Debt (Details)		12 Months Ended
	Apr. 01, 2021 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) item $ / shares
Debt Instrument [Line Items]
Gross proceeds received		$ 2,779,910	$ 1,701,044
Convertible Debt 2020 Regulation CF Offering
Debt Instrument [Line Items]
Outstanding principal and accrued interest upon closing of IPO			$ 16,942
Conversion of shares | shares			319,661
Convertible Debt 2020 Regulation CF Offering | Convertible debt
Debt Instrument [Line Items]
Gross proceeds received		$ 473,650	$ 450,308
Interest rate of loans		6.00%
Issuance costs			69,627
Amortization of debt issuance costs		$ 27,894
Convertible Debt 2020 Regulation D Offering
Debt Instrument [Line Items]
Gross proceeds received			755,000
Outstanding principal and accrued interest upon closing of IPO		100,000	185,000
Amortization of debt issuance costs		100,000
Default interest expense		132,609
Convertible Debt 2020 Regulation D Offering | Convertible debt
Debt Instrument [Line Items]
Gross proceeds received		$ 55,000	$ 800,000
Interest rate of loans		14.00%
Debt instrument term		9 months
Issuance costs		$ 100,000
Gross proceeds from converted debt conversion		$ 10,000,000
Converted percentage of IPO price		50.00%
Common stock warrants issued | shares		512
Convertible Debt 2020 Regulation D Offering | Debt Converted Into Common Stock [Member] | Convertible debt
Debt Instrument [Line Items]
Number of shares resulting from conversion | shares	453,437
Convertible Debt 2019 Regulation D Offering | Convertible debt
Debt Instrument [Line Items]
Gross proceeds received				$ 799,280
Interest rate of loans				12.00%
Debt instrument term				36 months
Debt conversion price | $ / shares				$ 2.19
Debt conversion share price triggering conversion | $ / shares				$ 2.19
Debt conversion based on value of the principle | item				2
Valuation cap				$ 9,000,000
Convertible Debt 2019 Regulation D Offering | Debt Converted Into Common Stock [Member] | Convertible debt
Debt Instrument [Line Items]
Number of shares resulting from conversion | shares	362,055